Share Capital and Warrants - Issued and Outstanding - Preferred Shares (Details) - Preferred Shares - shares shares in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)	4.39%	4.37%	4.57%	5.21%	5.94%	6.60%	6.71%	6.77%
Shares outstanding (in shares)	12,000				26,000				12,000	36,000
Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)									2.58%
Shares outstanding (in shares)	10,740								10,740
Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate (percent)									3.95%
Shares outstanding (in shares)	1,260								1,260